Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	2.62338%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,084,040.10

Principal:
Principal Collections	$22,960,080.52
Prepayments in Full	$17,270,792.95
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$40,230,873.47
Collections	$43,314,913.57

Purchase Amounts:
Purchase Amounts Related to Principal	$448,808.89
Purchase Amounts Related to Interest	$1,305.04
Sub Total	$450,113.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,765,027.50

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,765,027.50
Servicing Fee	$951,722.22	$951,722.22	$0.00	$0.00	$42,813,305.28
Interest - Class A-1 Notes	$322,990.59	$322,990.59	$0.00	$0.00	$42,490,314.69
Interest - Class A-2a Notes	$344,666.67	$344,666.67	$0.00	$0.00	$42,145,648.02
Interest - Class A-2b Notes	$220,398.90	$220,398.90	$0.00	$0.00	$41,925,249.12
Interest - Class A-3 Notes	$514,475.87	$514,475.87	$0.00	$0.00	$41,410,773.25
Interest - Class A-4 Notes	$156,829.87	$156,829.87	$0.00	$0.00	$41,253,943.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,253,943.38
Interest - Class B Notes	$50,528.00	$50,528.00	$0.00	$0.00	$41,203,415.38
Second Priority Principal Payment	$16,651,908.41	$16,651,908.41	$0.00	$0.00	$24,551,506.97
Interest - Class C Notes	$36,223.20	$36,223.20	$0.00	$0.00	$24,515,283.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,515,283.77
Regular Principal Payment	$186,348,091.59	$24,515,283.77	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$43,765,027.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$16,651,908.41
Regular Principal Payment					$24,515,283.77
Total					$41,167,192.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$41,167,192.18	$202.79	$322,990.59	$1.59	$41,490,182.77	$204.38
Class A-2a Notes	$0.00	$0.00	$344,666.67	$1.57	$344,666.67	$1.57
Class A-2b Notes	$0.00	$0.00	$220,398.90	$1.75	$220,398.90	$1.75
Class A-3 Notes	$0.00	$0.00	$514,475.87	$1.49	$514,475.87	$1.49
Class A-4 Notes	$0.00	$0.00	$156,829.87	$1.49	$156,829.87	$1.49
Class B Notes	$0.00	$0.00	$50,528.00	$1.60	$50,528.00	$1.60
Class C Notes	$0.00	$0.00	$36,223.20	$1.72	$36,223.20	$1.72
Total	$41,167,192.18	$39.10	$1,646,113.10	$1.56	$42,813,305.28	$40.66

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$203,000,000.00	1.0000000	$161,832,807.82	0.7972059
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$126,020,000.00	1.0000000	$126,020,000.00	1.0000000
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$1,052,740,000.00	1.0000000	$1,011,572,807.82	0.9608952

Pool Information
Weighted Average APR	3.352%	3.304%
Weighted Average Remaining Term	56.61	55.72
Number of Receivables Outstanding	40,029	39,225
Pool Balance	$1,142,066,659.36	$1,101,386,889.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,052,771,416.63	$1,015,028,091.59
Pool Factor	1.0000000	0.9643806

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$86,358,798.08
Targeted Overcollateralization Amount	$121,303,101.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,814,081.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		26	$87.33
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$87.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0001%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0001%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		26	$87.33
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$87.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3.36
Average Net Loss for Receivables that have experienced a Realized Loss			$3.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.39%	158	$4,251,163.08
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.39%	158	$4,251,163.08

Repossession Inventory:
Repossessed in the Current Collection Period		1	$40,602.18
Total Repossessed Inventory		1	$40,602.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	1

IX. CREDIT RISK RETENTION

The fair value of the Notes and Residual Interest on the Closing Date is summarized below.

	Fair Value (Mils.)	Fair Value (as a percentage)
Class A Notes	$1,000.1	89.3%
Class B Notes	$31.6	2.8%
Class C Notes	$21.1	1.9%
Residual Interest	$67.8	6.0%
Total	$1,120.5	100.0%

The Depositor must retain a Residual Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest or $56.0M, according to Regulation RR.
X. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

XI. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement: Benchmark	N/A

Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer